Related Party Transactions - Revenues and Accounts Receivable (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Revenue from related parties		$ 38,474,676	$ 42,573,621	$ 48,817,324	$ 3,064,632	$ 34,206,350	$ 41,806,945	$ 50,690,762	$ 44,030,771	$ 132,930,253	$ 170,734,828	$ 40,213,566
Receivables from related parties	[1]	27,589,283				25,121,985				27,589,283	25,121,985
Other Relationships
Related Party Transaction [Line Items]
Revenue from related parties										0	0	0
Receivables from related parties		115,565				114,935				115,565	114,935
Pressure Pumping and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										102,389,505	124,311,189	12,635,148
Receivables from related parties		19,094,509				16,218,713				19,094,509	16,218,713
Muskie and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										25,783,253	38,181,970	3,133,822
Receivables from related parties		5,373,007				6,801,548				5,373,007	6,801,548
Panther Drilling and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										3,011,259	3,703,140	8,302,362
Receivables from related parties		1,434,036				973,873				1,434,036	973,873
Energy Services and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										0	2,548,418	1,473,094
Receivables from related parties		0				547,570				0	547,570
Lodging and Grizzly | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										5,412	941,552	3,809,538
Receivables from related parties		274				906				274	906
Bison Drilling and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										371,873	521,121	0
Receivables from related parties		0				0				0	0
Panther Drilling and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										171,619	192,485	989,484
Receivables from related parties		0				0				0	0
Bison Trucking and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										130,000	144,905	0
Receivables from related parties		0				0				0	0
White Wing and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										20,431	12,719	0
Receivables from related parties		0				0				0	0
Energy Services and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										530,477	168,356	0
Receivables from related parties		108,386				0				108,386	0
White Wing and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										1,650	0	0
Receivables from related parties		0				0				0	0
Coil Tubing and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										318,694	0	0
Receivables from related parties		0				0				0	0
Panther and DBDHT | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										157,940	0	0
Receivables from related parties		100,450				0				100,450	0
The Company and 2017 Stingray Companies | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										38,140	8,973	0
Receivables from related parties		1,363,056				464,440				1,363,056	464,440
Panther and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										0	0	168,673
Receivables from related parties		0				0				0	0
Bison Drilling and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										0	0	232,299
Receivables from related parties		0				0				0	0
Bison Trucking and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										0	0	3,176,607
Receivables from related parties		0				0				0	0
Energy Services and Pressure Pumping | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										0	0	47,216
Receivables from related parties		0				0				0	0
Muskie and Pressure Pumping | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties										0	0	$ 6,245,323
Receivables from related parties		$ 0				$ 0				$ 0	$ 0
Wexford | Affiliated Entity
Related Party Transaction [Line Items]
Ownership percent		75.00%								75.00%
Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Ownership percent		25.00%								25.00%

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.